UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21778

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
               (Exact name of registrant as specified in charter)
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                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS




ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.


Quarterly Report (unaudited)

June 30, 2007

                     Robeco-Sage Multi-Strategy Fund, L.L.C.

                       Schedule of Investments (unaudited)

                                  June 30, 2007

                                                                                                             %* OF
                                                                                                            MEMBERS'
PORTFOLIO FUND                                                                   COST          VALUE        CAPITAL       LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

LONG/SHORT EQUITY:
Abchurch Europe Fund, Ltd.                                                    $ 2,250,000    $ 2,278,840        2.59%    Quarterly
Alson Signature Fund, L.P.                                                      2,250,000      2,554,071        2.90%    Quarterly
Amici Qualified Associates, L.P.                                                1,325,000      1,423,297        1.62%    Quarterly
Clovis Capital Partners Institutional, L.P.                                     1,800,000      2,084,673        2.37%    Quarterly
Criterion Institutional Partners, L.P.                                          2,100,000      2,560,243        2.91%    Quarterly
Delta Institutional, L.P.                                                       1,400,000      1,671,155        1.90%    Quarterly
Dirigo, LLC                                                                     1,500,000      1,557,787        1.77%    Quarterly
Elm Ridge Capital Partners, L.P.                                                1,000,000      1,007,676        1.14%    Quarterly
Highline Capital Partners QP, L.P.                                              1,500,000      1,823,755        2.07%    Quarterly
Ivory Flagship Fund, L.P.                                                       2,400,000      2,608,813        2.96%    Quarterly
JL Partners, L.P.                                                               1,300,000      1,611,159        1.83%     Annually
Liberty Square Partners, L.P.                                                   1,950,000      2,296,990        2.61%    Quarterly
Marshall Wace Core Fund, Ltd.                                                   2,250,000      2,384,934        2.71%    Quarterly
Renaissance Institutional Equities Fund, LLC                                    2,800,000      2,923,053        3.32%     Monthly
Saras Capital Partners, L.P.                                                    2,150,000      2,586,462        2.94%    Quarterly
Savannah-Baltimore, L.P.                                                        1,150,000      1,300,377        1.48%    Quarterly
Sonar Institutional Fund, L.P.                                                    850,000        879,389        1.00%    Quarterly
Tracer Capital Partners (QP), L.P.                                              1,300,000      1,597,867        1.82%    Quarterly
U Capital Partners, L.P.                                                        1,650,000      1,885,896        2.14%    Quarterly
                                                                             -----------------------------------------
           TOTAL LONG/SHORT EQUITY                                             32,925,000     37,036,437       42.08%
                                                                             -----------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund, L.P.                                     1,550,000      1,821,402        2.07%    Quarterly
Centaurus Alpha Fund, L.P.                                                      1,650,000      1,907,208        2.17%     Monthly
CSO US, Ltd.                                                                    2,050,000      2,485,276        2.82%    Quarterly
Eton Park Fund, L.P.                                                            2,400,000      3,052,929        3.47%     Annually
Fir Tree Value Fund II, L.P.                                                    1,300,000      1,325,990        1.51%    Quarterly
Magnetar Capital Fund, L.P.                                                       800,000      1,012,820        1.15%  Semi-Annually
Montrica Global Opportunities Fund, L.P.                                        2,900,000      3,098,983        3.52%     Annually
Octavian Global Fund L.P.                                                       1,300,000      1,298,700        1.48%    Quarterly
Silver Point Capital Fund, L.P.                                                 2,000,000      2,229,676        2.53%     Annually
Wexford Credit Opportunities Fund, L.P.                                         2,350,000      2,508,843        2.85%    Quarterly
                                                                             -----------------------------------------
           TOTAL EVENT DRIVEN                                                  18,300,000     20,741,827       23.57%
                                                                             -----------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Citadel Wellington, LLC                                                         2,750,000      3,005,348        3.41%    Quarterly
Sandleman Partners Multi-Strategy Fund, L.P.                                    2,250,000      2,366,703        2.69%    Quarterly
Tempo Fund, LLC                                                                 1,800,000      2,040,173        2.32%    Quarterly
                                                                             -----------------------------------------
           TOTAL MULTI-STRATEGY RELATIVE VALUE                                  6,800,000      7,412,224        8.42%
                                                                             -----------------------------------------

                     Robeco-Sage Multi-Strategy Fund, L.L.C.

                                  June 30, 2007

                                                                                                             %* OF
                                                                                                            MEMBERS'
PORTFOLIO FUND                                                                   COST          VALUE        CAPITAL       LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

STRUCTURED CREDIT:
Dune Capital, L.P.                                                            $ 1,500,000    $ 1,655,761        1.88%     Annually
Golden Tree Capital Solutions Fund                                              2,000,000      2,036,077        2.31%     Annually
Petra Offshore Fund, L.P.                                                       1,350,000      1,525,805        1.74%    Quarterly
                                                                             -----------------------------------------
           TOTAL STRUCTURED CREDIT                                              4,850,000      5,217,643        5.93%
                                                                             -----------------------------------------
MACRO:
AQR Absolute Return Institutional Fund, L.P.                                    1,200,000      1,284,541        1.46%    Quarterly
Bridgewater Pure Alpha Trading Company, Ltd.                                    1,750,000      1,838,804        2.09%     Monthly
The Grossman Global Macro Hedge Fund, LLC                                         550,000        567,202        0.65%     Monthly
Wexford Spectrum Fund I, L.P.                                                   1,300,000      1,516,131        1.72%    Quarterly
                                                                             -----------------------------------------
           TOTAL MACRO                                                          4,800,000      5,206,678        5.92%
                                                                             -----------------------------------------
CREDIT:
Arx Global High Yield Securities Fund I, L.P.                                   1,475,000      1,691,910        1.92%  Semi-Annually
Latigo Fund, L.P.                                                               1,750,000      1,948,139        2.22%    Quarterly
                                                                             -----------------------------------------
           TOTAL CREDIT                                                         3,225,000      3,640,049        4.14%
                                                                             -----------------------------------------
DISTRESSED:
Anchorage Capital Partners, L.P.                                                2,050,000      2,534,819        2.88%    Bi-Annually
Greywolf Capital Partners II, L.P.                                                750,000        932,249        1.06%     Annually
                                                                             -----------------------------------------
           TOTAL DISTRESSED                                                     2,800,000      3,467,068        3.94%
                                                                             -----------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short, LLC                      2,600,000      2,838,019        3.22%     Monthly
                                                                             -----------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, LLC                             800,000        975,435        1.11%    Quarterly
The Drake Absolute Return Fund, L.P.                                              600,000        725,621        0.82%    Quarterly
                                                                             -----------------------------------------
           TOTAL FIXED INCOME RELATIVE VALUE                                    1,400,000      1,701,056        1.93%
                                                                             -----------------------------------------
           TOTAL PORTFOLIO FUNDS                                              $77,700,000    $87,261,001       99.15%
                                                                             =========================================

                     Robeco-Sage Multi-Strategy Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                  June 30, 2007

*Percentages are based on Members' Capital of $88,008,461.

At June 30, 2007, the aggregate cost of investments for tax purposes was $77,700,000. Net unrealized appreciation on investments for tax purposes was $9,561,001 consisting of $9,562,301 of gross unrealized appreciation and $(1,300) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.15% of Members' Capital, have been fair valued.










For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Robeco-Sage Multi-Strategy Fund, L.L.C.


By (Signature and Title)*                /s/ Timothy J. Stewart
                                         --------------------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: August 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Timothy J. Stewart
                                         --------------------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: August 21, 2007


By (Signature and Title)*                /s/ Roland Toppen
                                         --------------------------------
                                         Roland Toppen
                                         Chief Financial Officer

Date: August 21, 2007

* Print the name and title of each signing officer under his or her signature.